Schedules of Investments ─ IQ U.S. Real Estate Small Cap ETF

January 31, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Diversified REITs - 13.2%
Alexander & Baldwin, Inc.	24,976	$377,637
American Assets Trust, Inc.	17,111	472,777
Broadstone Net Lease, Inc., Class A	12,947	233,434
Empire State Realty Trust, Inc., Class A	62,826	619,464
Gladstone Commercial Corp.	12,545	222,172
Granite Point Mortgage Trust, Inc.	19,883	185,309
Industrial Logistics Properties Trust	23,662	501,871
Kennedy-Wilson Holdings, Inc.(a)	44,825	770,542
Monmouth Real Estate Investment Corp.	33,787	585,529
New Senior Investment Group, Inc.	28,168	149,290
Preferred Apartment Communities, Inc., Class A	17,936	128,960
Redwood Trust, Inc.	40,750	349,635
Safehold, Inc.	6,108	449,427
Washington Real Estate Investment Trust	29,924	656,533

Total Diversified REITs		5,702,580

Hotel REITs - 14.5%
Apple Hospitality REIT, Inc.	76,537	955,182
Chatham Lodging Trust	16,769	179,596
DiamondRock Hospitality Co.*	71,980	590,236
Hersha Hospitality Trust*	13,322	101,780
Pebblebrook Hotel Trust	47,887	880,163
Ryman Hospitality Properties, Inc.	18,406	1,193,629
Service Properties Trust	59,773	634,192
Summit Hotel Properties, Inc.	37,891	306,917
Sunstone Hotel Investors, Inc.	78,193	836,665
Xenia Hotels & Resorts, Inc.	41,381	598,783

Total Hotel REITs		6,277,143

Mortgage REITs - 14.1%
Anworth Mortgage Asset Corp.	35,748	87,225
Apollo Commercial Real Estate Finance, Inc.	51,193	572,338
Arbor Realty Trust, Inc.	42,547	606,720
ARMOUR Residential REIT, Inc.	23,251	259,714
Capstead Mortgage Corp.	34,680	185,191
Chimera Investment Corp.	84,483	853,278
Dynex Capital, Inc.	8,144	146,999
Invesco Mortgage Capital, Inc.	71,811	290,116
iStar, Inc.	26,023	395,029
KKR Real Estate Finance Trust, Inc.	10,155	173,854
MFA Financial, Inc.	165,257	601,535
New York Mortgage Trust, Inc.	137,916	514,427
Orchid Island Capital, Inc.	25,369	131,158
PennyMac Mortgage Investment Trust	35,571	613,600
Two Harbors Investment Corp.	99,724	605,325
Western Asset Mortgage Capital Corp.	21,669	63,924

Total Mortgage REITs		6,100,433

Office REITs - 10.8%
Brandywine Realty Trust	61,712	678,832
City Office REIT, Inc.	15,549	146,472
Easterly Government Properties, Inc.	29,721	652,376
Franklin Street Properties Corp.	35,558	146,143
Global Net Lease, Inc.	32,809	528,553
Lexington Realty Trust	99,811	1,023,063
Mack-Cali Realty Corp.	28,731	365,746
Office Properties Income Trust	17,439	403,538
Piedmont Office Realty Trust, Inc., Class A	45,653	702,143

Total Office REITs		4,646,866

Residential REITs - 3.8%
Bluerock Residential Growth REIT, Inc.	8,676	90,751
Essential Properties Realty Trust, Inc.	38,045	792,097
Independence Realty Trust, Inc.	34,518	458,399
NexPoint Residential Trust, Inc.	7,784	307,234

Total Residential REITs		1,648,481

Retail REITs - 18.1%
Acadia Realty Trust	31,454	456,083
Agree Realty Corp.	19,884	1,256,669
Brookfield Property REIT, Inc., Class A	13,139	227,962
Four Corners Property Trust, Inc.	26,742	704,919
Kite Realty Group Trust	30,683	489,087
Macerich Co. (The)	50,566	793,886
Retail Opportunity Investments Corp.	42,214	594,795
Retail Properties of America, Inc., Class A	78,094	719,246
RPT Realty	29,297	270,997
Seritage Growth Properties, Class A*	12,377	220,434
SITE Centers Corp.	55,962	620,619
Tanger Factory Outlet Centers, Inc.	33,306	513,912
Urban Edge Properties	41,174	567,789
Urstadt Biddle Properties, Inc., Class A	10,803	149,406
Washington Prime Group, Inc.	7,573	106,779
Whitestone REIT	14,518	113,240

Total Retail REITs		7,805,823

Specialized REITs - 25.3%
American Finance Trust, Inc.	39,820	289,890
CareTrust REIT, Inc.	34,613	777,408
CatchMark Timber Trust, Inc., Class A	17,698	161,406
Diversified Healthcare Trust	86,434	347,465
EPR Properties	27,049	1,072,222
Global Medical REIT, Inc.	16,325	204,715
Innovative Industrial Properties, Inc.	7,975	1,492,282
LTC Properties, Inc.	14,150	546,756
National Storage Affiliates Trust	19,913	727,621
Physicians Realty Trust	76,045	1,340,673
QTS Realty Trust, Inc., Class A	23,467	1,527,702
Terreno Realty Corp.	24,590	1,391,302
Uniti Group, Inc.	84,477	1,039,912

Total Specialized REITs		10,919,354

Total Common Stocks
(Cost $49,336,729)		43,100,680

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)
(Cost $85,038)	85,038	85,038

Total Investments — 100.0%
(Cost $49,421,767)		43,185,718
Other Assets and Liabilities, Net — 0.0%(c)		8,854
Net Assets — 100.0%		$43,194,572

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $720,467; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $732,665.
(b)	Reflects the 1-day yield at January 31, 2021.
(c)	Less than 0.05%.

Schedules of Investments ─ IQ U.S. Real Estate Small Cap ETF (continued)

January 31, 2021 (Unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$43,100,680	$–	$–	$43,100,680
Short-Term Investments:
Money Market Funds	85,038	–	–	85,038
Total Investments in Securities	$43,185,718	$–	$–	$43,185,718

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.